Investments Accounted for Using the Equity Method - Additional Information (Detail)	Dec. 31, 2020 CLP ($)
Joint Ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration funds	$ 0
Associates [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration funds	$ 0